Goodwill	12 Months Ended
Dec. 31, 2012
Goodwill
Goodwill

10. Goodwill

The Group’s goodwill primarily arises from the initial consideration paid and, for those acquisitions made prior to January 1, 2010, subsequent settlement of contingent consideration of the acquisitions. The changes in the carrying amount of goodwill by segment for the years ended December 31, 2011 and 2012 are as follows:

	LCD display network	Poster frame network	Traditional outdoor billboards	Total
Balance as of January 1, 2011	$411,534,224	$13,800,408	$—	$425,334,632
Goodwill acquired during the year	6,044,821	2,175,992	19,731,162	27,951,975
Goodwill recorded as a result of contingent consideration resolved	1,270,599	3,211,257	—	4,481,856
Translation adjustments	699,894	258,614	385,705	1,344,213

Balance as of December 31, 2011	$419,549,538	$19,446,271	$20,116,867	$459,112,676
Goodwill recorded as a result of contingent consideration resolved	337,363	—	—	337,363
Goodwill impairment	—	—	(907,776)	(907,776)
Disposal of subsidiaries	—	—	(19,081,873)	(19,081,873)
Translation adjustments	35,471	15,730	(127,218)	(76,017)

Balance as of December 31, 2012	$419,922,372	$19,462,001	$—	$439,384,373

The gross amount and accumulated impairment losses by segment as of December 31, 2011 and 2012 are as follows:

	LCD display network	Poster frame network	Traditional outdoor billboards	Total
Goodwill, gross	$419,611,561	$427,842,814	$44,952,907	$892,407,282
Accumulated impairment losses	(62,023)	(408,396,543)	(24,836,040)	(433,294,606)

Balance as of December 31, 2011	$419,549,538	$19,446,271	$20,116,867	$459,112,676

	LCD display network	Poster frame network	Traditional outdoor billboards	Total
Goodwill, gross	$419,984,395	$427,858,544	$24,836,040	$873,586,755
Accumulated impairment losses	(62,023)	(408,396,543)	(24,836,040)	(434,202,382)

Balance as of December 31, 2012	$419,922,372	$19,462,001	$—	$439,384,373

Management performs a goodwill impairment test for each of its reporting units as of December 31 of each year or when there is a triggering event causing management to believe it is more likely than not that the carrying amount of goodwill may be impaired. As a result of impairment tests, the Group recorded a goodwill impairment loss of $nil, $nil and $907,776 for the years ended December 31, 2010, 2011 and 2012, respectively.

Goodwill impairment in 2010

The Group settled contingent purchase consideration of $5,736,134 associated with the poster frame network reporting unit during the three months ended March 31, 2010. The amount was recorded as additional goodwill and was immediately impaired as there had been no material changes in the fair value of the poster frame network reporting unit subsequent to December 31, 2009, the most recent impairment analysis date, which was still lower than the carrying amount of the poster frame network reporting unit on March 31, 2010.

The Group further settled contingent purchase consideration of $5,038,676 and $9,814,885 associated with the LCD display network and poster frame reporting units during 2010. The Group’s annual impairment test was performed for both reporting units using the income approach valuation method as of December 31, 2010, which indicated that the fair value of both reporting units significantly exceeded their carrying amounts. Therefore, no goodwill impairment was recognized.

Goodwill impairment in 2011

The Group’s annual impairment test was performed for three reporting units using the income approach valuation method as of December 31, 2011, which indicated that the fair value of all the three reporting units significantly exceeded their carrying amounts. Therefore, no goodwill impairment was recognized.

Goodwill impairment in 2012

The Group’s annual impairment test was performed for two reporting units using the income approach valuation method as of December 31, 2012, which indicated that the fair value of all the two reporting units significantly exceeded their carrying amounts. In 2012, the Group disposed of four subsidiaries in traditional outdoor billboard segment through a series of individual transactions with their respective noncontrolling interest shareholders (see Note 4). Prior to the disposal, these subsidiaries were first classified as held-for-sale, which was considered as a triggering event causing management to perform impairment assessment of the goodwill in these four subsidiaries, and based on the assessment, management believes that it is more likely than not that the carrying amount of goodwill in one of the subsidiaries may be impaired, hence and an impairment loss of $907,776 was recognized.